Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Operating Activities
Net Earnings (Loss)	$ 3,360	$ 1,286	$ 7,800	$ 2,996
Depreciation, Depletion and Amortization	1,481	1,322	4,437	3,820
Deferred Income Tax Expense (Recovery)	71	(327)	339	(520)
Unrealized (Gain) Loss on Risk Management	2	(19)	(18)	(65)
Unrealized Foreign Exchange (Gain) Loss	(108)	153	309	(248)
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	0	4	0	4
(Gain) Loss on Divestiture of Assets	(96)	(106)	(186)	(109)
Unwinding of Discount on Decommissioning Liabilities	64	63	192	179
(Income) Loss From Equity-Accounted Affiliates	(18)	(9)	(79)	(45)
Distributions Received From Equity-Accounted Affiliates	20	27	85	110
Stock-Based Compensation, Net of Payments	228	75	484	94
Other	19	(3)	23	(19)
Settlement of Decommissioning Liabilities	(63)	(94)	(155)	(198)
Net Change in Non-Cash Working Capital	624	(241)	170	(179)
Cash From (Used in) Operating Activities	5,584	2,131	13,401	5,820
Investing Activities
Acquisitions, Net of Cash Acquired	(3)	(7)	(18)	(236)
Capital Investment	(1,454)	(1,154)	(3,824)	(3,547)
Proceeds From Divestitures	275	0	446	13
Net Change in Investments and Other	(6)	4	(16)	(9)
Net Change in Non-Cash Working Capital	112	(159)	99	(260)
Cash From (Used in) Investing Activities	(1,076)	(1,316)	(3,313)	(4,039)
Net Cash Provided (Used) Before Financing Activities	4,508	815	10,088	1,781
Financing Activities
Net Issuance (Repayment) of Short-Term Borrowings	0	86	0	152
Repayment of Long-Term Debt	0	(183)	(2,700)	(195)
Principal Repayment of Leases	(94)	(89)	(272)	(266)
Net Proceeds (Repayments) on Repurchase Agreements	(32)	(45)	98	183
Common Shares Issued Under Stock Option Plans	21	5	80	12
Purchase of Common Shares Under NCIB	(1,472)	(918)	(2,847)	(1,281)
Purchase of Common Shares Under Employee Benefit Plan	(175)	(21)	(284)	(94)
Redemption of Preferred Shares	0	0	(300)	(350)
Proceeds From Exercise of Warrants	0	2	3	5
Dividends Paid	(403)	(356)	(1,193)	(1,057)
Cash From (Used in) Financing Activities	(2,155)	(1,519)	(7,415)	(2,891)
Effect of Foreign Exchange on Cash and Cash Equivalents	25	42	135	(82)
Increase (Decrease) in Cash and Cash Equivalents	2,378	(662)	2,808	(1,192)
Cash and Cash Equivalents, Beginning of Period	3,170	2,563	2,740	3,093
Cash and Cash Equivalents, End of Period	$ 5,548	$ 1,901	$ 5,548	$ 1,901